Document and Entity Information	Oct. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2019
Document Effective Date	Dec. 06, 2019
Prospectus Date	Mar. 01, 2019